Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Non-vested Restricted Stock Shares Activity
A summary of restricted share units activity during the years ended December 31, 2020 is presented below:

	Number of restricted shares	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years

Outstanding as of December 31, 2019	1,794,586	274.55	2.58
Vested	(693,527)	274.55
Forfeited	(4,392)	274.55

Outstanding as of December 31, 2020	1,096,667	274.55	1.58

Restricted Stock [Member]
Non-vested Restricted Stock Shares Activity
A summary of
non-vested
restricted share activity during the years ended December 31, 2020 is presented below:

	Number of shares	Weighted average grant-date fair value
		RMB

Outstanding as of December 31, 2019	2,049,466	31.50
Vested	(62,105)	31.50
Forfeited(1)	(1,429,906)	31.50
Cancellation(2)	(557,455)	31.50

Outstanding as of December 31, 2020	—	—